SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Principles of Consolidation (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Gain from sale of consolidated entity	$ 0	$ 387	$ 387	$ 0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Fly Dreams, LLC
Business Acquisition [Line Items]
Selling price		550	550
Gain from sale of consolidated entity		$ 387	$ 387